Income Taxes - Summary of Loss Before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ (185,000)	$ (29,030)	¥ (30,412)	¥ (28,946)
Non-PRC	(128,762)	(20,206)	(61,423)	(18,294)
Loss before income taxes	¥ (313,762)	$ (49,236)	¥ (91,835)	¥ (47,240)